Schedule of investments
Delaware Emerging Markets Debt Corporate Fund	October 31, 2020 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds – 95.61%Δ
Argentina − 1.95%
Aeropuertos Argentina 2000 144A PIK 9.375% 2/1/27 #, *	806,338	$512,025
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	515,000	424,875
YPF 144A 8.50% 6/27/29 #	637,000	357,675
		1,294,575
Brazil − 7.43%
Azul Investments 144A 5.875% 10/26/24 #	650,000	518,512
Banco BTG Pactual 144A 4.50% 1/10/25 #	470,000	478,225
Braskem Netherlands Finance 144A 8.50% 1/23/81 #, μ	465,000	473,026
Centrais Eletricas Brasileiras 144A 4.625% 2/4/30 #	395,000	400,431
CSN Islands XI 144A 6.75% 1/28/28 #	255,000	251,427
CSN Resources 144A 7.625% 4/17/26 #	200,000	205,700
JSM Global 144A 4.75% 10/20/30 #	510,000	515,865
Klabin Austria 144A 7.00% 4/3/49 #	400,000	457,700
Petrobras Global Finance
5.093% 1/15/30	210,000	219,581
6.75% 6/3/50	350,000	384,535
Rede D'or Finance 144A 4.50% 1/22/30 #	520,000	512,200
Vale Overseas 3.75% 7/8/30	495,000	521,725
		4,938,927
Canada − 0.20%
Gran Tierra Energy 144A 7.75% 5/23/27 #	400,000	131,004
		131,004
Cayman Islands − 0.58%
Bioceanico Sovereign Certificate 144A 2.557% 6/5/34 #, ^	526,633	387,075
		387,075
Chile − 4.38%
AES Gener 144A 7.125% 3/26/79 #, μ	605,000	626,533
Antofagasta 144A 2.375% 10/14/30 #	680,000	671,500
Engie Energia Chile 144A 4.50% 1/29/25 #	435,000	479,473
Inversiones CMPC 144A 3.85% 1/13/30 #	410,000	448,191
Sable International Finance 144A 5.75% 9/7/27 #	350,000	371,504
Sociedad Quimica y Minera de Chile 144A 3.625% 4/3/23 #	300,000	314,144
		2,911,345
China − 7.55%
Bank of China 144A 5.00% 11/13/24 #	420,000	466,605
NQ-227 [10/20] 12/20 (1440398)    1

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
China (continued)
ENN Energy Holdings 144A 2.625% 9/17/30 #	535,000	$538,787
JD.com 3.875% 4/29/26	465,000	516,327
Kaisa Group Holdings 9.375% 6/30/24	545,000	495,168
Meituan 144A 3.05% 10/28/30 #	925,000	927,338
Shimao Group Holdings 5.60% 7/15/26	615,000	674,921
Tencent Holdings 144A 3.28% 4/11/24 #	640,000	681,012
Three Gorges Finance I Cayman Islands 144A 2.15% 9/22/30 #	280,000	278,343
Yuzhou Group Holdings 7.70% 2/20/25	440,000	439,343
		5,017,844
Colombia − 5.82%
Bancolombia 3.00% 1/29/25	520,000	525,491
Ecopetrol
5.375% 6/26/26	311,000	342,881
6.875% 4/29/30	285,000	343,496
Geopark
144A 5.50% 1/17/27 #	565,000	492,968
144A 6.50% 9/21/24 #	210,000	197,925
Grupo Energia Bogota 144A 4.875% 5/15/30 #	610,000	696,467
Millicom International Cellular
144A 4.50% 4/27/31 #	345,000	350,606
144A 6.25% 3/25/29 #	310,000	343,423
Oleoducto Central 144A 4.00% 7/14/27 #	550,000	576,483
		3,869,740
Congo (Democratic Republic) − 1.03%
HTA Group 144A 7.00% 12/18/25 #	655,000	687,632
		687,632
Cyprus − 0.81%
ASG Finance Designated Activity 144A 7.875% 12/3/24 #	734,000	535,820
		535,820
Dominican Republic − 0.67%
AES Andres 144A 7.95% 5/11/26 #	440,000	447,154
		447,154
Georgia − 0.75%
Bank of Georgia 144A 6.00% 7/26/23 #	480,000	499,200
		499,200
2    NQ-227 [10/20] 12/20 (1440398)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Ghana − 0.24%
Tullow Oil 144A 7.00% 3/1/25 #	300,000	$158,250
		158,250
Hong Kong − 1.77%
AIA Group 144A 3.375% 4/7/30 #	400,000	444,977
CLP Power Hong Kong Financing 2.875% 4/26/23	200,000	207,649
Goodman HK Finance 4.375% 6/19/24	485,000	524,504
		1,177,130
India − 4.22%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	410,000	406,710
Future Retail 144A 5.60% 1/22/25 #	780,000	538,200
Greenko Solar Mauritius 144A 5.95% 7/29/26 #	560,000	593,374
ICICI Bank 144A 4.00% 3/18/26 #	450,000	478,913
India Green Energy Holdings 144A 5.375% 4/29/24 #	500,000	501,772
Vedanta Resources Finance II 144A 9.25% 4/23/26 #	455,000	285,740
		2,804,709
Indonesia − 2.31%
Cikarang Listrindo 144A 4.95% 9/14/26 #	602,000	620,060
Hutama Karya Persero 144A 3.75% 5/11/30 #	543,000	587,734
Indika Energy Capital IV 144A 8.25% 10/22/25 #	330,000	329,896
		1,537,690
Ireland − 0.32%
C&W Senior Financing 144A 7.50% 10/15/26 #	200,000	211,179
		211,179
Israel − 3.46%
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, μ	655,000	662,140
Israel Chemicals 144A 6.375% 5/31/38 #	475,000	610,659
Israel Electric 144A 5.00% 11/12/24 #	200,000	226,729
Teva Pharmaceutical Finance Netherlands III
6.75% 3/1/28	490,000	515,578
7.125% 1/31/25	275,000	285,513
		2,300,619
Jamaica − 0.52%
Digicel Group 0.5 PIK 10.00% 4/1/24 *	449,682	342,882
		342,882
NQ-227 [10/20] 12/20 (1440398)    3

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Kazakhstan − 1.96%
KazTransGas JSC 144A 4.375% 9/26/27 #	575,000	$629,268
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	670,000	673,434
		1,302,702
Kuwait − 1.02%
Equate Petrochemical 144A 3.00% 3/3/22 #	275,000	279,279
MEGlobal Canada 144A 5.875% 5/18/30 #	335,000	399,952
		679,231
Luxembourg − 0.88%
Altice Financing 144A 5.00% 1/15/28 #	600,000	582,789
		582,789
Macao − 2.06%
MGM China Holdings 144A 5.25% 6/18/25 #	495,000	499,802
Sands China
144A 3.80% 1/8/26 #	380,000	390,199
144A 4.375% 6/18/30 #	465,000	478,029
		1,368,030
Mexico − 6.79%
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡	505,000	122,463
Banco Mercantil del Norte 144A 8.375% #, μ, ψ	410,000	435,732
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero 144A 5.95% 10/1/28 #, μ	335,000	356,693
BBVA Bancomer
144A 1.875% 9/18/25 #	370,000	367,687
144A 5.125% 1/18/33 #, μ	260,000	256,815
Cemex 144A 7.375% 6/5/27 #	480,000	529,325
Fresnillo 144A 4.25% 10/2/50 #	515,000	525,300
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	500,000	519,327
Infraestructura Energetica Nova
144A 3.75% 1/14/28 #	220,000	219,408
144A 4.875% 1/14/48 #	300,000	287,189
Minera Mexico 144A 4.50% 1/26/50 #	525,000	569,677
Petroleos Mexicanos 5.95% 1/28/31	385,000	322,726
		4,512,342
4    NQ-227 [10/20] 12/20 (1440398)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Morocco − 1.27%
OCP
144A 4.50% 10/22/25 #	515,000	$546,373
144A 6.875% 4/25/44 #	235,000	295,503
		841,876
Netherlands − 1.11%
VEON Holdings 144A 4.00% 4/9/25 #	708,000	739,587
		739,587
Nigeria − 1.05%
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	685,000	695,275
		695,275
Panama − 2.67%
Autoridad del Canal de Panama 144A 4.95% 7/29/35 #	330,000	414,333
Banco Nacional de Panama 144A 2.50% 8/11/30 #	635,000	631,692
Banistmo 144A 4.25% 7/31/27 #	700,000	729,540
		1,775,565
Paraguay − 0.88%
Telefonica Celular del Paraguay 144A 5.875% 4/15/27 #	550,000	583,963
		583,963
Peru − 2.44%
Banco de Credito del Peru 144A 2.70% 1/11/25 #	505,000	523,963
Kallpa Generacion 144A 4.125% 8/16/27 #	600,000	632,400
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	425,000	465,534
		1,621,897
Philippines − 1.06%
BDO Unibank 2.125% 1/13/26	700,000	702,227
		702,227
Qatar − 2.28%
Ooredoo International Finance 144A 5.00% 10/19/25 #	225,000	262,334
QNB Finance
2.625% 5/12/25	665,000	692,810
3.50% 3/28/24	525,000	559,157
		1,514,301
NQ-227 [10/20] 12/20 (1440398)    5

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Republic of Korea − 1.55%
Shinhan Financial Group 144A 3.34% 2/5/30 #, μ	355,000	$371,960
Woori Bank 144A 4.75% 4/30/24 #	600,000	660,900
		1,032,860
Republic of Vietnam − 1.10%
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	720,000	734,345
		734,345
Russia − 1.92%
Gazprom PJSC via Gaz Finance 144A 3.25% 2/25/30 #	455,000	454,591
Lukoil Securities 144A 3.875% 5/6/30 #	575,000	610,995
Phosagro OAO Via Phosagro Bond Funding 144A 3.949% 4/24/23 #	200,000	208,125
		1,273,711
Saudi Arabia − 2.58%
Arabian Centres Sukuk 144A 5.375% 11/26/24 #	525,000	492,188
Saudi Arabian Oil
144A 2.875% 4/16/24 #	285,000	298,967
144A 4.25% 4/16/39 #	400,000	456,205
Saudi Electricity Global Sukuk 4 4.222% 1/27/24	430,000	465,952
		1,713,312
Singapore − 1.81%
BOC Aviation 144A 2.625% 9/17/30 #	515,000	502,447
DBS Group Holdings 144A 4.52% 12/11/28 #, μ	645,000	703,683
		1,206,130
South Africa − 1.51%
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	540,000	645,300
Sasol Financing USA 5.875% 3/27/24	370,000	358,808
		1,004,108
Tanzania − 0.81%
AngloGold Ashanti Holdings 3.75% 10/1/30	510,000	540,977
		540,977
Thailand − 1.80%
Bangkok Bank
144A 3.733% 9/25/34 #, μ	345,000	338,507
144A 5.00% #, μ, ψ	380,000	378,752
PTTEP Treasury Center 144A 2.587% 6/10/27 #	465,000	480,821
		1,198,080
6    NQ-227 [10/20] 12/20 (1440398)

(Unaudited)
	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Turkey − 4.08%
Akbank T.A.S. 144A 6.80% 2/6/26 #	530,000	$514,841
Turk Telekomunikasyon 144A 6.875% 2/28/25 #	600,000	613,200
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	590,000	571,958
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	505,000	512,469
Ulker Biskuvi Sanayi 144A 6.95% 10/30/25 #	505,000	501,681
		2,714,149
Ukraine − 2.48%
Kernel Holding 144A 6.50% 10/17/24 #	445,000	449,117
Metinvest
144A 7.65% 10/1/27 #	293,000	286,712
144A 8.50% 4/23/26 #	300,000	304,155
MHP
144A 6.95% 4/3/26 #	400,000	403,040
144A 7.75% 5/10/24 #	200,000	209,460
		1,652,484
United Arab Emirates − 2.75%
DP World 144A 4.70% 9/30/49 #	320,000	327,536
Emirates NBD Bank PJSC 2.625% 2/18/25	470,000	491,080
Galaxy Pipeline Assets Bidco
144A 1.75% 9/30/27 #	505,000	503,989
144A 2.625% 3/31/36 #	505,000	504,510
		1,827,115
United States − 2.63%
Hyundai Capital America 144A 3.50% 11/2/26 #	450,000	481,874
JBS Investments II
144A 5.75% 1/15/28 #	490,000	515,725
144A 7.00% 1/15/26 #	295,000	315,659
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^	615,000	433,575
		1,746,833
Zambia − 1.11%
First Quantum Minerals
144A 6.875% 10/15/27 #	315,000	313,819
144A 7.50% 4/1/25 #	425,000	427,390
		741,209
Total Corporate Bonds (cost $63,161,783)		63,557,873

NQ-227 [10/20] 12/20 (1440398)    7

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements – 0.25%
Grupo Aeromexico TBD 8/19/22	170,000	$170,000
Total Loan Agreements (cost $170,000)		170,000

Sovereign Bonds – 1.24%Δ
Argentina − 0.61%
Argentine Republic Government International Bond
0.125% 7/9/30 ~	1,064,860	390,804
1.00% 7/9/29	31,613	13,056
		403,860
Mongolia − 0.63%
Development Bank of Mongolia 144A 7.25% 10/23/23 #	400,000	418,444
Total Sovereign Bonds (cost $995,025)		822,304

Supranational Bank – 0.87%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #	548,000	576,534
Total Supranational Bank (cost $548,000)		576,534
	Number of shares
Short-Term Investments – 2.14%
Money Market Mutual Funds – 2.14%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	356,587	356,587
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	356,586	356,586
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	356,587	356,587
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	356,586	356,586
Total Short-Term Investments (cost $1,426,346)		1,426,346
Total Value of Securities−100.11% (cost $66,301,154)		66,553,057
Liabilities Net of Receivables and Other Assets — (0.11)%		(74,202)
8    NQ-227 [10/20] 12/20 (1440398)

(Unaudited)
Net Assets Applicable to 7,829,374 Shares Outstanding — 100.00%	$66,478,855
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2020, the aggregate value of Rule 144A securities was $54,079,520, which represents 81.35% of the Fund's net assets.
*	PIK. 78% of the income received was in cash and 22% was in principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2020. Rate will reset at a future date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
ψ	No contractual maturity date.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at October 31, 2020.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at October 31, 2020:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Grupo Aeromexico 12.50% 8/19/22	$340,000	$340,000	$340,000	$—
Grupo Aeromexico TBD 8/19/22	$170,000	$170,000	$170,000	$—

The following futures and swap contracts were outstanding at October 31, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(11)	US Treasury 10 yr Ultra Notes	$(1,730,094)	$(1,753,446)	12/21/20	$23,352	$3,781
NQ-227 [10/20] 12/20 (1440398)    9

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund (Unaudited)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB-Mexico 3.60% 12/31/22 WR 6/20/25-Quarterly	3,709,000	1.000%	$26,079	$245,934	$—	$(219,855)	$—
The use of futures and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(4,121).
Summary of abbreviations:
CDS – Credit Default Swap
GS – Goldman Sachs
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
10    NQ-227 [10/20] 12/20 (1440398)

(Unaudited)
Summary of abbreviations: (continued)
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
TBD – To be determined
yr – Year
Summary of currencies:
USD – US Dollar
NQ-227 [10/20] 12/20 (1440398)    11